Note 14 - Financial assets at amortised cost	12 Months Ended
Dec. 31, 2019
Financial Assets At Amortised Cost
Disclosure Of Financial Assets at amortized cost

14. Financial assets at amortized cost

14.1 Breakdown of the balance

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the nature of the financial instrument, is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	2019	2018	2017
Debt securities		38,877	32,530	24,093
Government		31,526	25,014	17,030
Credit institutions		719	644	1,152
Other sectors		6,632	6,872	5,911
Loans and advances to central banks		4,275	3,941	7,300
Loans and advances to credit institutions		13,649	9,163	26,261
Reverse repurchase agreements	35	1,817	478	13,861
Other loans and advances		11,832	8,685	12,400
Loans and advances to customers		382,360	374,027	387,621
Government		28,222	28,114	31,645
Other financial corporations		11,207	9,468	18,173
Non-financial corporations		166,789	163,922	164,510
Other		176,142	172,522	173,293
Total		439,162	419,660	445,275
Of which: impaired assets of loans and advances to customers		15,954	16,349	19,390
Of which: loss allowances of loans and advances		(12,427)	(12,217)	(12,784)
Of which: loss allowances of debt securities		(52)	(51)	(15)

During financial years 2019 and 2018, there have been no significant reclassifications neither from “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.

14.2 Debt securities

The breakdown of the balance under the heading “Debt securities” in the accompanying consolidated balance sheets, according to the issuer of the debt securities, is as follows:

Financial assets at amortized cost. (Millions of Euros)
	2019				2018
	Amortized cost	Unrealizedgains	Unrealizedlosses	Fair value	Amortized cost	Unrealizedgains	Unrealizedlosses	Fair value
Domestic debt securities
Government and other government agencies	12,755	630	(21)	13,363	10,953	458	(265)	11,146
Credit institutions	26	-	-	26	53	-	-	53
Other issuers	4,903	38	(10)	4,931	5,014	41	(25)	5,030
Subtotal	17,684	668	(31)	18,320	16,019	499	(290)	16,228
Foreign debt securities
Mexico	6,374	168	(18)	6,525	5,148	10	-	5,157
Government and other government agencies debt securities	5,576	166	-	5,742	4,571	9	-	4,579
Credit institutions	526	2	-	529	350	1	-	351
Other issuers	272	-	(18)	254	227	-	-	227
The United States	6,125	111	(20)	6,217	2,559	15	(3)	2,570
Government securities	5,690	111	(18)	5,783	2,070	-	-	2,070
Treasury and other government agencies	1,161	50	(17)	1,193	118	-	-	118
States and political subdivisions	4,530	61	(1)	4,590	1,952	-	-	1,952
Credit institutions	25	-	(1)	25	23	9	(2)	30
Other issuers	410	-	(1)	409	466	6	(1)	470
Turkey	4,113	48	(65)	4,097	4,062	-	(261)	3,801
Government and other government agencies debt securities	4,105	47	(65)	4,088	4,054	-	(261)	3,793
Credit institutions	7	1	-	8	7	-	-	7
Other issuers	1	-	-	1	1	-	-	1
Other countries	4,581	82	(26)	4,637	4,741	32	(152)	4,622
Other foreign governments and other government agency debt securities	3,400	82	(22)	3,459	3,366	27	(152)	3,242
Central banks	-	-	-	-	64	-	-	64
Credit institutions	135	-	-	135	147	-	-	147
Other issuers	1,047	-	(4)	1,043	1,164	5	-	1,169
Subtotal	21,194	409	(129)	21,476	16,510	57	(416)	16,150
Total	38,877	1,077	(160)	39,796	32,530	556	(706)	32,378

As of December 31, 2019 and 2018, the credit ratings of the issuers of debt securities classified as follows:

Debt securities by rating
	2019		2018
	Carrying amount(Millions of Euros)%		Carrying amount(Millions of Euros)%
AAA	39	0.1%	49	0.2%
AA+	6,481	16.7%	1,969	6.1%
AA	14	-	62	0.2%
AA-	713	1.8%	-	-
A+	-	-	607	1.9%
A	16,806	43.2%	21	0.1%
A-	607	1.6%	6,117	18.8%
BBB+	3,715	9.6%	13,894	42.7%
BBB	551	1.4%	1,623	5.0%
BBB-	3,745	9.6%	2,694	8.3%
BB+ or below	5,123	13.2%	4,371	13.4%
Without rating	1,083	2.8%	1,123	3.5%
Total	38,877	100.0%	32,530	100.0%

14.3 Loans and advances to customers

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to their nature, is as follows:

Loans and advances to customers (Millions of Euros)
	Notes	2019	2018	2017
On demand and short notice		3,050	3,641	10,560
Credit card debt		16,354	15,445	15,835
Trade receivables		17,276	17,436	22,705
Finance leases		8,711	8,650	8,642
Reverse repurchase agreements	35	26	294	11,554
Other term loans		332,160	324,767	313,336
Advances that are not loans		4,784	3,794	4,989
Total		382,360	374,027	387,621

The following table sets forth a breakdown of the gross carrying amount "Loans and advances to customers" with maturity greater than one year by fixed and variable rate as of December 31, 2019:

'Interest sensitivity of outstanding loans and advances maturing in more than one year (Millions of Euros)

	Domestic	Foreign	Total
Fixed rate	55,920	68,915	124,835
Variable rate	79,329	97,765	177,095
Total	135,249	166,680	301,929

As of December 31, 2019, 2018 and 2017, 41%, 38% and 38%, respectively, of "Loans and advances to customers" with maturity greater than one year have fixed-interest rates and 59%, 62% and 62%, respectively, have variable interest rates.

The heading “Financial assets at amortized cost – Loans and advances to customers” in the accompanying consolidated balance sheets also includes certain secured loans that, as pursuant to the Mortgage Market Act, are linked to long-term mortgage-covered bonds.

This heading also includes some loans that have been securitized. The balances recognized in the accompanying consolidated balance sheets corresponding to these securitized loans are as follows:

Securitized loans (Millions of Euros)
	2019	2018	2017
Securitized mortgage assets	26,169	26,556	28,950
Other securitized assets	4,249	3,221	4,143
Total securitized assets	30,418	29,777	33,093